Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 834	$ 800
Less: accumulated depreciation	(529)	(452)
Total property and equipment, net	305	348
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	504	504
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	160	167
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	90	94
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 80	$ 35